4. NOTES PAYABLE (Details)- annual (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2013 Stockholder Annual Member	Dec. 31, 2012 Stockholder Annual Member	Dec. 31, 2013 Investor Annual Member	Dec. 31, 2012 Investor Annual Member	Dec. 31, 2013 Lafayette Community Bank Annual Member	Dec. 31, 2012 Lafayette Community Bank Annual Member	Dec. 31, 2013 Stockholder 2 Annual Member	Dec. 31, 2012 Stockholder 2 Annual Member	Dec. 31, 2013 Chase Annual Member	Dec. 31, 2012 Chase Annual Member
TOTAL	$ 153,702	$ 172,214	$ 172,214	$ 273,289		$ 116,000	$ 45,000		$ 72,596	$ 97,185	$ 50,000	$ 50,000	$ 4,618	$ 10,104
Less current portion	114,544	126,116	126,116	197,058
Non-current portion	$ 39,158	$ 46,098	$ 46,098	$ 76,231